Subsequent events	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Subsequent events
Note 33. Subsequent events
Fundraising Activities
From July 2024 through September 2024, the Consolidated E
ntity
raised total proceeds of A$5,348,262 using the ATM facility and continues to seek additional funding sources both in Australia and overseas. For the same period the Consolidated Entity also raised total proceeds of A$816,373 through its equity line of credit facility.
Change in ADS Ratio
The Company announced on October 15, 2024, that it had modified the provisions of its ADR program. The previous conversion ratio of
10
Kazia Therapeutic Limited ordinary shares for each ADR share has become
100
Kazia
Therapeutic Limited ordinary shares for each ADR share. The change was effective from October 28, 2024. The change in the ADR ratio had no effect on the number of outstanding ordinary shares.
Phase II/III Clinical Trial Results for Paxalisib in Glioblastoma
The Company announced on July 10, 2024, promising results for paxalisib in treating newly diagnosed unmethylated glioblastoma (GBM) patients. The drug showed a
3.8-month
improvement in overall survival (OS), about a 33% increase compared to the standard of care (SOC). This outcome was consistent across two independent studies.
In a study involving 313 patients, those treated with paxalisib had a median OS of 14.77 months, compared to 13.84 months for SOC. A secondary analysis showed even better results, with paxalisib patients having a median OS of 15.54 months versus 11.89 months for SOC.
Paxalisib was well tolerated, with no new safety concerns. However, it did not show efficacy in recurrent GBM patients. Kazia plans to discuss these findings with the FDA to explore an accelerated approval pathway for paxalisib, which already has orphan drug and fast track designations.
No other matter or circumstance has arisen since 30 June 2024 that has significantly affected, or may significantly affect the Consolidated Entity’s operations, the results of those operations, or the Consolidated Entity’s state of affairs in future financial years.